Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		$ 11,428,973	$ 9,220,559	$ 6,389,775
Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[1]	11,513,417	8,515,110
Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[1]	12,281,145	7,469,718
2021 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]		2,008,718	2,010,177
2021 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]		1,832,955	1,985,050
2022 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]		1,000,000	1,000,000
2022 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]		912,500	1,020,000
2023 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]		1,506,392	1,507,089
2023 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]		1,299,263	1,476,947
2024 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]		2,000,000	2,000,000
2024 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]		1,715,000	1,970,000
2025 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]		2,000,000	0
2025 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]		1,710,000	0
Credit Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[3]	98,500	860,000
Credit Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value	[3]	$ 98,500	860,000
2015 Credit Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[4]		845,000	0
2015 Credit Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value	[4]		845,000	0
Working Capital Facility [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[4]		15,000	0
Working Capital Facility [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value	[4]		$ 15,000	$ 0

[1]	Includes 2021 Senior Notes, net of premium; 2022 Senior Notes; 2023 Senior Notes, net of premium; 2024 Senior Notes; 2025 Senior Notes; 2026 Senior Notes; and 2027 Senior Notes (collectively, the “Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the Senior Notes and other similar instruments.
[2]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2015 and 2014, as applicable.
[3]	Includes 2015 Credit Facilities and Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.
[4]	The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.